Cover Page Document	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Central Index Key	0000842162
Title of 12(b) Security	Common stock, par value $0.01
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11311
Entity Tax Identification Number	13-3386776
Trading Symbol	LEA
Security Exchange Name	NYSE
Amendment Flag	false
Entity Registrant Name	LEAR CORPORATION
Entity Address, Address Line One	21557 Telegraph Road
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48033
City Area Code	248
Local Phone Number	447-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false